Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 27, 2014
Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sextant Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term appreciation and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including, money market instruments and cash. The Fund follows a value investment style, favoring income-producing securities of more seasoned companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

		Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2009	9.85%
Worst Quarter	Q4 2008	-9.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Sextant Core Fund | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (vary with performance)	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	$ 1,236
2007	rr_AnnualReturn2007	7.51%	[1]
2008	rr_AnnualReturn2008	(20.78%)
2009	rr_AnnualReturn2009	19.60%
2010	rr_AnnualReturn2010	8.61%
2011	rr_AnnualReturn2011	2.37%
2012	rr_AnnualReturn2012	5.80%
2013	rr_AnnualReturn2013	11.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.23%)
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Year	rr_AverageAnnualReturnYear05	9.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Sextant Core Fund | Return after taxes on distributions | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Year	rr_AverageAnnualReturnYear05	8.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Sextant Core Fund | Return after taxes on distributions and sale of Fund shares | Sextant Core Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Year	rr_AverageAnnualReturnYear05	7.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Sextant Core Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Year	rr_AverageAnnualReturnYear05	12.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007

[1]	For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.